Loans receivable (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	$ 15,409	$ 12,569
Gross loans originated	4,296	6,519
Principal payments and net re-measurement of allowance	(3,897)	(3,735)
Re-measurement of allowance before transfers	306	(2,392)
Re-measurement of amounts transferred between stages	19,194	18,014
Transfers to: Stage 1 - 12 month ECLs
Transfers to: Stage 2 - Lifetime ECLs
Transfers to: Stage 3 - Lifetime ECLs
Net amounts written off against allowance	(19,288)	(15,566)
Allowance for loan losses ending balance	16,020	15,409
Stage 1 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	6,952	6,853
Gross loans originated	4,296	6,519
Principal payments and net re-measurement of allowance	(2,536)	(2,999)
Re-measurement of allowance before transfers	523	(1,853)
Re-measurement of amounts transferred between stages	(84)	(34)
Transfers to: Stage 1 - 12 month ECLs	96	39
Transfers to: Stage 2 - Lifetime ECLs	(238)	(270)
Transfers to: Stage 3 - Lifetime ECLs	(1,529)	(1,303)
Net amounts written off against allowance
Allowance for loan losses ending balance	7,479	6,952
Stage 2 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	2,117	1,579
Gross loans originated
Principal payments and net re-measurement of allowance	(449)	348
Re-measurement of allowance before transfers	(197)	(525)
Re-measurement of amounts transferred between stages	1,528	1,846
Transfers to: Stage 1 - 12 month ECLs	(76)	(24)
Transfers to: Stage 2 - Lifetime ECLs	240	270
Transfers to: Stage 3 - Lifetime ECLs	(1,381)	(1,377)
Net amounts written off against allowance
Allowance for loan losses ending balance	1,783	2,117
Stage 3 [Member]
Statement Line Items [Line Items]
Allowance for loan losses beginning balance	6,340	4,137
Gross loans originated
Principal payments and net re-measurement of allowance	(912)	(1,084)
Re-measurement of allowance before transfers	(20)	(14)
Re-measurement of amounts transferred between stages	17,750	16,202
Transfers to: Stage 1 - 12 month ECLs	(20)	(15)
Transfers to: Stage 2 - Lifetime ECLs	(2)
Transfers to: Stage 3 - Lifetime ECLs	2,910	2,680
Net amounts written off against allowance	(19,288)	(15,566)
Allowance for loan losses ending balance	$ 6,758	$ 6,340